10-Q Cumulative Mandatorily Redeemable Series B Preferred Stock	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Cumulative Mandatorily Redeemable Series B Preferred Stock	Cumulative Mandatorily Redeemable Series B Preferred Stock
On June 7, 2023, the Company increased the authorized shares of preferred stock by 410,000,000 shares, to 3,340,121,789 authorized shares of preferred stock, $0.0001 par value per share, to accommodate a new class of Series B preferred stock. Upon issuance of this new class of cumulative mandatorily redeemable Series B preferred stock, shares issued will be classified as a liability in accordance with ASC 480.
As disclosed in Note 5, on June 8, 2023, Notes Conversion Agreements were executed between the Company and various noteholders whereby the noteholders have agreed to convert $10.1 million of loans payable, including accrued interest (exclusive of the SPAC Executive Notes), resulted in the issuance of 66,644,737 shares of Electriq cumulative mandatorily redeemable Series B preferred stock as an incentive prior to closing of the Business Combination (the “Closing”).
As disclosed in Note 1, with respect to subscription agreements signed in June 2023, including the $18.1 million of Pre-Closing Financings, a total of $11.0 million of Pre-Closing Financings was received through June 30, 2023. The total $11.0 million of Pre-Closing Financings funded as of June 30, 2023 resulted in the issuance of 72,368,420 shares of Electriq cumulative mandatorily redeemable Series B preferred stock as an incentive prior to Closing.
The Company determined the total fair value received for each transaction to be the cash amount paid by the investors in exchange for the stock. The Company utilized a third-party valuation specialist to determine the fair value of the cumulative mandatorily redeemable Series B preferred stock. The fair value calculation was based on a variety of assumptions, including the use of a market yield to discount the future payout to present value and applying a discount related to the lack of marketability, which resulted in a fair value of cumulative mandatorily redeemable Series B preferred stock per share. The Company allocated the fair value to the cumulative mandatorily redeemable Series B preferred stock based on the percentage or proportion it represented within the total fair value received, with the remaining fair value allocated to the common stock. This was calculated by subtracting the fair value of the Series B Preferred Stock from the total fair value received.
The shares of cumulative mandatorily redeemable Series B preferred stock issued in connection with the financing transactions referenced in Note 1 have been reflected in the Company’s Condensed Consolidated Balance Sheets as liabilities at fair value pursuant to ASC 480. From and after the date of issuance of any cumulative mandatorily redeemable Series B preferred stock, dividends payable solely in the form of shares (or fractions thereof) of cumulative mandatorily redeemable Series B preferred stock shall accrue on each outstanding share (or fractional share) of cumulative mandatorily redeemable Series B preferred stock at the rate per annum of 15% of the cumulative mandatorily redeemable Series B preferred stock original issuance price plus the amount of any previously accrued and unpaid dividends, compounded annually, on each such share (the “Series B Preferred Accruing Dividends”). The Series B Preferred Accruing Dividends shall accrue from day-to-day, whether or not declared, and shall be cumulative. Such Series B Preferred Accruing Dividends shall be payable only when and if declared by the Board of Directors and the Company shall be under no obligation to declare such Series B Preferred Accruing Dividends. If the preferred stockholders do not receive a dividend (i.e., the board of directors does not declare a dividend) in a given period, then the undeclared dividend is accumulated. The issuer is obligated to pay any accumulated undeclared dividends upon liquidation and, in some cases, upon early redemption of the preferred stock. The Series B Preferred Accruing Dividends shall not be paid in cash and shall be paid only in the form of shares (or fractions of shares) of cumulative mandatorily redeemable Series B preferred stock equal to (A) the Series B Preferred Accruing Dividends accrued and unpaid as of the relevant cumulative mandatorily redeemable Series B preferred stock dividend payment date divided by (B) the cumulative mandatorily redeemable Series B preferred stock original issue price, which was defined as $.07601 per share. The Series B Preferred Accruing Dividends shall be calculated and compounded annually and in arrears on each anniversary of the date on which the first share of cumulative mandatorily redeemable Series B preferred stock was issued.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of each share (or fractional share) of cumulative mandatorily redeemable Series B preferred stock then outstanding shall be entitled to be paid out of the assets of the Company available to be paid out to its stockholders. The issued and outstanding cumulative mandatorily redeemable Series B preferred stock shall be subject to mandatory redemption upon the date which is the third anniversary of the cumulative mandatorily redeemable Series B preferred stock original issue date (“Mandatory Redemption Date”). On the Mandatory Redemption Date, each share (or fractional share) of cumulative mandatorily redeemable Series B preferred stock (including shares of cumulative mandatorily redeemable Series B preferred stock issued in payment of or payable in respect of Series B Preferred Accruing Dividends, whether or not declared) shall be redeemed by the Company. At the election of the holder, the redemption amount is payable either in (i) cash equal to the Series B redemption amount, which is the original issue price plus any Series B Preferred Accruing Dividends accrued but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid thereon; or (ii) such number of fully paid and non-assessable shares of common stock as is determined by dividing the cumulative mandatorily redeemable Series B preferred stock redemption price by the fair market value of a share of common stock as of the Mandatory Redemption Date.
The terms of the cumulative mandatorily redeemable Series B Preferred stock require the issuer to pay the original issue price of the preferred stock plus cumulative dividends, whether or not declared, upon redemption in shares of cumulative mandatorily redeemable Series B preferred stock. This is a paid-in-kind dividend feature, and it is not discretionary as there is no other choice other than to get the dividend in shares of cumulative mandatorily redeemable Series B preferred stock. Based on the above, the Company shall accrete the dividends as an increase to the carrying amount of the cumulative mandatorily redeemable Series B preferred stock pursuant to ASC 480, despite the fact that dividends have not been declared. This results in accretion of the dividend similar to the amortization of interest on a zero-coupon bond. The carrying value of the cumulative mandatorily redeemable Series B preferred stock is accreted to its redemption value over the three year period ending on the redemption date. The cumulative mandatorily redeemable Series B preferred stock qualifies as a mandatorily redeemable financial instrument as it embodies an unconditional obligation requiring the issuer to redeem the instrument by transferring its assets at a specified or determinable date (or dates) or upon an event that is certain to occur. Pursuant to the respective preferred stock agreements, the issued and outstanding cumulative mandatorily redeemable Series B preferred stock (including a cumulative dividend, payable in kind, of 15% per share, plus any accrued and unpaid dividends on each such share) shall be subject to mandatory redemption by the issuer on the third anniversary of their original issue date in the form of either cash or an equivalent value in shares of common stock.
The original fair value allocated to cumulative mandatorily redeemable Series B Preferred stock issued prior to June 30, 2023 was $6,786,202 and was net of an initial discount of $3,778,798. For both the three and six months ended June 30, 2023, total interest expense recorded to increase the carrying value of the cumulative mandatorily redeemable Series B preferred stock liability was $127,104, comprised of $81,146 of the 15% Series B Preferred Accruing Dividends and $45,958 of accretion of discount. As of June 30, 2023, the carrying value of the cumulative mandatorily redeemable Series B Preferred stock liability was $6,913,306, including the cumulative original issuance price of $6,786,202 plus cumulative Series B Accruing Dividends and accretion of discount of $81,146 and $45,958, respectively.